GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The change in the net carrying amount of goodwill by reportable segment was as follows:

	Beauty	Grooming	Health Care	Fabric Care and Home Care	Baby, Feminine and Family Care	Corporate	Total Company
GOODWILL at JUNE 30, 2013 - Gross	$13,759	$21,775	$6,185	$1,973	$4,828	$4,922	$53,442
Accumulated impairment losses at June 30, 2013	—	(1,158)	—	—	—	—	(1,158)
GOODWILL at JUNE 30, 2013 - Net	13,759	20,617	6,185	1,973	4,828	4,922	52,284
Acquisitions and divestitures	—	—	—	(3)	—	(2,445)	(2,448)
Goodwill impairment charges	—	—	—	—	—	—	—
Translation and other	306	322	95	11	82	77	893
GOODWILL at JUNE 30, 2014 - Gross	14,065	22,097	6,280	1,981	4,910	2,554	51,887
Accumulated impairment losses at June 30, 2014	—	(1,158)	—	—	—	—	(1,158)
GOODWILL at JUNE 30, 2014 - Net	14,065	20,939	6,280	1,981	4,910	2,554	50,729
Acquisitions and divestitures	(136)	—	(6)	(3)	—	(449)	(594)
Goodwill impairment charges	—	—	—	—	—	(2,064)	(2,064)
Translation and other	(1,225)	(1,320)	(398)	(104)	(361)	(41)	(3,449)
GOODWILL at JUNE 30, 2015 - Gross	12,704	20,777	5,876	1,874	4,549	2,064	47,844
Accumulated impairment losses at June 30, 2015	—	(1,158)	—	—	—	(2,064)	(3,222)
GOODWILL at JUNE 30, 2015 - Net	$12,704	$19,619	$5,876	$1,874	$4,549	$—	$44,622

Intangible Assets Disclosure [Text Block]
Identifiable intangible assets were comprised of:

	2015		2014
Years ended June 30	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
INTANGIBLE ASSETS WITH DETERMINABLE LIVES
Brands	$3,039	$(1,721)	$3,372	$(1,672)
Patents and technology	$2,619	$(2,028)	$2,839	$(2,072)
Customer relationships	$1,395	$(464)	$1,732	$(543)
Other	$252	$(123)	$287	$(128)
TOTAL	$7,305	$(4,336)	$8,230	$(4,415)
INTANGIBLE ASSETS WITH INDEFINITE LIVES
Brands	$22,041		$24,914
TOTAL	$29,346	$(4,336)	$33,144	$(4,415)

Schedule of Amortization Expense [Table Text Block]
Amortization expense of intangible assets, including amortization of assets classified as discontinued operations, was as follows:

Years ended June 30	2015	2014	2013
Intangible asset amortization	$457	$514	$528

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Estimated amortization expense over the next five fiscal years is as follows:

Years ending June 30	2016	2017	2018	2019	2020
Estimated amortization expense	$388	$316	$291	$273	$246